Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED FEBRUARY 9, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
EACH DATED DECEMBER 29, 2023 OF
CLEARBRIDGE AGGRESSIVE GROWTH FUND (the “Fund”)
Effective May 1, 2024, the Fund will be renamed ClearBridge Growth Fund. There is no change to the Fund’s investment objective, principal investment strategies or investment policies as a result of the name change.
In addition, the following information supplements the section of the Fund’s Summary Prospectus and Prospectus titled “Performance.”
Effective May 1, 2024, the Russell Midcap Growth Index is replacing the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index will provide a better representation of the universe of securities in which the Fund invests.

ClearBridge Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS INVESTMENT TRUST
SUPPLEMENT DATED FEBRUARY 9, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
EACH DATED DECEMBER 29, 2023 OF
CLEARBRIDGE AGGRESSIVE GROWTH FUND (the “Fund”)
Effective May 1, 2024, the Fund will be renamed ClearBridge Growth Fund. There is no change to the Fund’s investment objective, principal investment strategies or investment policies as a result of the name change.
In addition, the following information supplements the section of the Fund’s Summary Prospectus and Prospectus titled “Performance.”
Effective May 1, 2024, the Russell Midcap Growth Index is replacing the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index will provide a better representation of the universe of securities in which the Fund invests.